Fair Value (Fair Value Option for Certain Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying value at estimated fair value	$ 67,102	$ 60,118
Carrying value at estimated fair value	18,023	16,286
Consolidated Securitization Entities
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid principal balance	121	223
Difference between estimated fair value and unpaid principal balance	51	57
Carrying value at estimated fair value	172	280
Loans in non-accrual status	0	0
Contractual principal balance	71	159
Difference between estimated fair value and contractual principal balance	(11)	(8)
Carrying value at estimated fair value	60	151
Residential Mortgage Loans - FVO
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid principal balance	436	436
Difference between estimated fair value and unpaid principal balance	(122)	(128)
Carrying value at estimated fair value	314	308
Loans in non-accrual status	$ 122	$ 125